Mining interests - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	$ 2,231,831	$ 2,387,020	$ 2,046,731
Investments in associates accounted for using equity method	104,236	76,235
Total property, plant and equipment and joint ventures accounted for using the equity method	2,336,067	2,463,255	2,177,467
Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,978,355	2,110,532	1,899,599
Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	230,056	252,328	144,972
Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	23,420	24,160	2,160
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	3,771,828	3,540,389	2,926,890
Total property, plant and equipment and joint ventures accounted for using the equity method	3,876,064	3,616,624	3,057,626
Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	3,513,232	3,259,667	2,776,947
Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	230,056	252,328	144,972
Cost | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	28,540	28,394	4,971
Accumulated depreciation and depletion
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(1,539,997)	(1,153,369)	(880,159)
Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(1,534,877)	(1,149,135)	(877,348)
Accumulated depreciation and depletion | Office, furniture and equipment, net
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(5,120)	(4,234)	(2,811)
Fekola Mine, Mali | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,035,438	1,099,575	1,064,285
Fekola Mine, Mali | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,645,337	1,516,134	1,322,865
Fekola Mine, Mali | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(609,899)	(416,559)	(258,580)
Masbate Mine, Philippines | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	636,012	685,139	519,802
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,085,687	1,046,577	815,418
Masbate Mine, Philippines | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	1,085,687	1,046,577
Masbate Mine, Philippines | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(449,675)	(361,438)	(295,616)
Otjikoto Mine, Namibia | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	306,905	325,818	315,512
Otjikoto Mine, Namibia | Cost | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	782,208	696,956	638,664
Otjikoto Mine, Namibia | Accumulated depreciation and depletion | Property, plant and equipment (depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	(475,303)	(371,138)	(323,152)
Gramalote Property, Colombia, net of impairment | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	119,866	95,435	0
Gramalote Property, Colombia, net of impairment | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	119,866	95,435	0
Gramalote Property, Colombia, net of impairment | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	119,866	95,435
Menankoto Property, Mali | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	33,739	28,991	25,450
Menankoto Property, Mali | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	34,000
Menankoto Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	33,739	28,991	25,450
Bantako North Property, Mali | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	15,351	6,191
Kiaka Royalty, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	18,488	0
Kiaka Royalty, Burkina Faso | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	18,488	0
Mocoa Royalty, Colombia | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	10,230	10,230	10,230
Mocoa Royalty, Colombia | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	10,230	10,230	10,230
Finland Properties, Finland | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	12,561	9,034	6,697
Finland Properties, Finland | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	12,561	9,034	6,697
Uzbekistan Properties, Uzbekistan | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	8,802	4,131	2,164
Uzbekistan Properties, Uzbekistan | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	8,802	4,131	2,164
Kiaka Project, Burkina Faso | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	0	80,927	76,807
Kiaka Project, Burkina Faso | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	0	80,927	76,807
Ondundu Property, Namibia | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	0	10,701	9,778
Ondundu Property, Namibia | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	0	10,701	9,778
Other | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	11,019	6,688	12,157
Other | Cost | Exploration and evaluation properties (pre-depletable)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, carrying amount	11,019	6,688	12,157
Calibre, Nicaragua
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	93,728	76,235	$ 53,471
BeMetals, Various
Disclosure of detailed information about property, plant and equipment [line items]
Investments in associates accounted for using equity method	$ 10,508	$ 0